Shareholder Report, Average Annual Return (Details) 195333_Miller Value Partners Appreciation ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Miller Value Partners Appreciation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Value Partners Appreciation ETF NAV
Average Annual Return, Percent	7.88%	22.18%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	21.78%